Lease Agreement	12 Months Ended	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2013 Unaudited
Lease Agreement

Note 14:  Lease Agreement

The Company entered a lease agreement with Irvine Company to lease an office unit located in Irvine, California, effective November 5, 2012.  The lease term was one year with monthly lease payment of $2,904.  The Company incurred rent expense of $35,857 for the year ended September 30, 2013. The lease was renewed for an additional one year through October 31, 2014 at a monthly rate of $2,989.  The lease is subject to renew upon expiration.  In accordance with the lease terms, the Company made a security deposit that totaled $9,002.

Note 13: Lease Agreement

The Company entered a lease agreement with Irvine Company to lease an office unit located in Irvine, California, effective November 5, 2012. The lease term was one year with monthly lease payment of $2,904. The Company incurred rent expense of $9,074 and $8,221 for the three months ended December 31, 2013 and 2012, respectively. The lease was renewed for an additional one year through October 31, 2014 at a monthly rate of $2,989. The lease is subject to renew upon expiration. In accordance with the lease terms, the Company made a security deposit that totaled $9,002. A portion of the security deposit in the amount of $2,903 was applied to facility rent for the month of October 2013.